Net Income/ (loss) Per Share	12 Months Ended
Dec. 31, 2019
Net Income/ (loss) Per Share
Net Income/ (loss) Per Share

9.         Net Income/ (loss) Per Share

The following table sets forth the computation of basic and diluted income per share for the years indicated:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2017	2018	2019
	HK$	HK$	HK$

Basic and diluted income per share
Numerator:
Net income/ (loss) for the year attributable to the Company’s ordinary shareholders	139,895	177,974	40,849
- Continuing operations	(4,925)	6,047	(12,515)
- Discontinued operations	144,820	171,927	53,364

Denominator:
Weighted average number of basic and diluted ordinary shares outstanding
- Continuing operations	12,938,128	12,938,128	12,938,128
- Discontinued operations	12,938,128	12,938,128	12,938,128

Weighted average number of basic and diluted ordinary shares used in calculating income per share
- Continuing operations	12,938,128	12,938,128	12,938,128
- Discontinued operations	12,938,128	12,938,128	12,938,128

Net income of Basic and diluted income per share	HK$10.81	HK$13.76	HK$3.16
- Continuing operations	HK$(0.38)	HK$0.47	HK$(0.97)
- Discontinued operations	HK$11.19	HK$13.29	HK$4.13